Debt (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about debt [Table Text Block]
	December 31, 2023	December 31, 2022
Total debt	$75,000	$40,000

Disclosure of reconciliation of liabilities arising from financing activities [Table Text Block]
		Cash flows
	December 31, 2022	Proceeds	Repayment	December 31, 2023
Total debt	$40,000	$70,000	$(35,000)	$75,000
Total liabilities from financing activities	$40,000	$70,000	$(35,000)	$75,000

		Cash flows
	December 31, 2021	Proceeds	Repayment	December 31, 2022
Total debt	$15,000	$55,000	$(30,000)	$40,000